DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS [Abstract]
DEPOSITS
NOTE 8:              DEPOSITS

	December 31, 2011			December 31, 2010
	Weighted Average Rate	Balance	Percentage of Deposits	Weighted Average Rate	Balance	Percentage of Deposits

Demand	0.00%	$56,315,467	11.6%	0.00%	$26,634,448	5.5%
NOW	0.56%	81,804,342	16.9%	0.78%	74,984,520	15.6%
Money market	0.77%	169,759,166	35.0%	1.20%	183,691,603	38.2%
Savings	0.44%	21,295,855	4.4%	0.69%	19,189,236	4.0%
	0.56%	329,174,830	67.9%	0.96%	304,499,807	63.3%
Certificates:
0% - 1.99%	1.08%	127,813,801	26.4%	1.12%	100,992,487	21.0%
2.00% - 3.99%	2.88%	15,059,924	3.1%	2.84%	43,016,216	8.9%
4.00% - 6.00%	5.05%	12,535,110	2.6%	4.76%	32,185,764	6.7%
	1.57%	155,408,835	32.1%	2.20%	176,194,466	36.7%
Total Deposits	0.89%	$484,583,665	100.0%	1.42%	$480,694,273	100.0%

The aggregate amount of certificates of deposit with a minimum balance of $100,000 was approximately $63,823,000 and $67,264,000, as of December 31, 2011 and 2010, respectively.

A summary of certificates of deposit by maturity as of December 31, 2011, is as follows:

2012	$87,409,324
2013	42,580,169
2014	13,462,872
2015	6,428,637
2016	5,463,296
Thereafter	64,537
$155,408,835

A summary of interest expense on deposits is as follows:

	Years ended
	December 31,
	2011	2010	2009

NOW and Money Market accounts	$2,580,341	$3,968,205	$6,151,371
Savings accounts	118,432	140,382	121,362
Certificate accounts	3,099,265	5,536,701	9,140,075
Early withdrawal penalties	(19,775)	(17,155)	(31,618)
	$5,778,263	$9,628,133	$15,381,190

The Bank utilizes brokered deposits as an additional funding source.  The aggregate amount of brokered deposits was approximately $22,229,000 and $37,073,000 as of December 31, 2011 and 2010, respectively.